Right-of-use assets and Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-Of-Use Assets And Lease Liabilities
Total lease expenses	$ 101,616	$ 86,872	$ 88,754
Expense relating to variable lease payments not included in measurement of lease liabilities	3,956	6,138	4,700
Income from subleasing right-of-use assets	$ 0	$ 0	$ 5